INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of Inventories

	As of December 31,
	2018	2019
	RMB	RMB
Raw materials	1,337,270,185	1,350,518,751
Work-in-progress	1,553,346,553	792,495,823
Finished goods	2,852,711,200	3,675,774,411
Total	5,743,327,938	5,818,788,985